Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	American Beacon Funds
Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 28, 2013